BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Feb. 28, 2023	Nov. 30, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares	11,500,000	11,500,000
Ordinary shares subject to possible redemption, value per share	$ 10.33	$ 10.33
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	115,000	115,000
Common stock, shares outstanding	115,000	115,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000